Summary of Significant Accounting Policies (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Summary of the activity for the Company's decommissioning liabilities
Decommissioning liabilities, December 31, 2010 and 2009, respectively	$ 117,716
Liabilities acquired and incurred		136,559
Liabilities settled	(504)	(1,759)
Accretion	6,752	7,018
Revision in estimated liabilities	(788)	(24,102)
Total decommissioning liabilities, December 31, 2011 and 2010, respectively	123,176	117,716
Less: current portion of decommissioning liabilities at December 31, 2011 and 2010, respectively	14,956	16,929
Long-term decommissioning liabilities, December 31, 2011 and 2010, respectively	$ 108,220	$ 100,787